RELATED PARTY TRANSACTIONS (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
RELATED PARTY TRANSACTIONS
Salaries and short-term benefits	$ 9.9	$ 9.1	$ 9.3
Share-based compensation	5.4	5.9	9.3
Other long-term benefits	1.2	8.5	1.3
Total compensation	16.5	23.5	19.9
Purchases and rent charges included in purchase of goods and services	10.0	9.2	9.0
Sales to an affiliated corporation	2.8	2.8	3.0
Amount received included as reduction in employee costs	2.4	2.2	2.2
Management fees	2.5	2.7	2.6
Non-capital losses	54.2	0.0	22.1
Cash consideration	$ 13.9	$ 0.0	$ 5.6